Schedule of Disaggregates Gross Revenue by Significant Geographic Area (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2021	Jan. 31, 2022	Jan. 31, 2021
Total revenue	$ 26,044,732	$ 11,165,524	$ 72,025,181	$ 34,373,119	$ 48,798,656	$ 42,238,702
Northeast [Member]
Total revenue	10,326,572	3,542,894	29,453,025	10,270,568	16,119,490	13,994,534
Southeast [Member]
Total revenue	7,396,600	4,338,967	19,549,838	13,220,822	17,546,606	12,780,368
Midwest [Member]
Total revenue	3,449,245	1,155,233	9,670,751	3,515,194	4,917,263	4,870,644
West [Member]
Total revenue	2,452,946	952,910	6,931,914	3,818,925	5,358,105	5,515,759
Southwest [Member]
Total revenue	$ 2,419,369	$ 1,175,520	$ 6,419,653	$ 3,547,610	$ 4,857,192	$ 5,077,397